Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Apr. 30, 2025	Sep. 29, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 8.202	$ 8.202	$ 13.90
Stock based compensation expenses			$ 6,917	$ 6,917
Unrecognized stock based compensation expense		$ 286		$ 399
Weighted average period term		11 months		1 year 1 month 6 days
Stock options outstanding		$ 32		$ 414
Stock options exerciseable		32		414
Total intrinsic value		165	0		$ 4,709
Fair value of options vested		$ 116	$ 179	$ 593	$ 1,726
Stock options granted		0	0
Issuance of warrants				20,196
Weighted average grant date dair value of options					$ 35.00
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		273,790,831		274,103,993
Additional grant shares		171,192		256,089
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 180.00
Issuance of warrants						68,276
Common Class A [Member] | Two Officers and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards grant				510,000
Common Stock [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period restricted stock unit				510,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units, outstanding balance		954,577
Weighted-average grant date fair value per unit, balance		$ 42.10
Number of units, granted		23,496
Weighted average grant date fair value per unit, granted		$ 8.60
Number of units, forfeited		(5,268)
Weighted average grant date fair value per unit, forfeited		$ 11.89
Number of units, vested		(400,191)
Weighted average grant date fair value per unit, vested		$ 41.39
Number of units, outstanding balance		572,614		954,577
Weighted-average grant date fair value per unit, balance		$ 45.94		$ 42.10
Unrecognized stock based compensation expense		$ 9,627		$ 14,066
Weighted average period term		2 years		2 years
Stock issued during period restricted stock unit	500,000
Share based compensation forfeited		5,268
Stock based compensation expense					$ 2,242
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units, forfeited					(100,000)
Share based compensation forfeited					100,000
Restricted Stock Units (RSUs) [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of warrants	100,000
Restricted Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units, outstanding balance		487,250
Weighted-average grant date fair value per unit, balance		$ 7.00
Number of units, granted				510,000
Weighted average grant date fair value per unit, granted				$ 7.00
Number of units, vested		(35,500)		(22,750)
Weighted average grant date fair value per unit, vested		$ 7.00		$ 7.00
Number of units, outstanding balance		451,750		487,250
Weighted-average grant date fair value per unit, balance		$ 7.00		$ 7.00
Unrecognized stock based compensation expense		$ 2,414		$ 2,855
Weighted average period term		1 year 9 months 18 days		2 years
Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accelerate vesting shares			99,999	99,999
Additional grant shares			25,000	25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.10	$ 0.10
Cancelled shares			45,000	45,000
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		171,192		256,089
2023 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance				68,705